Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net income	¥ 60,026,544	$ 8,454,562	¥ 31,538,062	¥ 7,768,670
Net income attributable to ordinary shareholders	60,026,544	8,454,562	31,538,062	7,768,670
Dilution effect arising from convertible bonds	43,987	6,195	51,655
Net income attributable to ordinary shareholders - diluted	¥ 60,070,531	$ 8,460,757	¥ 31,589,717	¥ 7,768,670
Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding - basic	5,416,106	5,416,106	5,057,540	5,012,651
Adjustments for dilutive RSUs and share options	387,224	387,224	640,545	701,113
Conversion of convertible bonds to Class A ordinary shares	36,300,000	36,300,000	63,206,000
Weighted-average number of ordinary shares outstanding - diluted	5,839,630	5,839,630	5,761,291	5,713,764
Earnings per share - basic | (per share)	¥ 11.08	$ 1.56	¥ 6.24	¥ 1.55
Earnings per share - diluted | (per share)	¥ 10.29	$ 1.45	¥ 5.48	¥ 1.36
Shares issued to depository bank (in shares)	485,955,720	485,955,720
Shares settled	480,156,676	480,156,676
Escrow Shares Settled	5,799,044	5,799,044
Common share
Denominator (in thousands of shares):
Shares issued to depository bank (in shares)	212,500,000	212,500,000	220,805,720	40,000,000